Long-term investments (Details Textual) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 11, 2011	Jul. 31, 2010	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Method Investment, Profit Sharing Percentage			75.00%
Payments to Acquire Equity Method Investments	$ 955
Income (Loss) from Equity Method Investments			$ 14,222	$ 13,444	$ 16,190
Equity Method Investment, Ownership Percentage			50.00%
Cummins Westport, Inc. [Member]
Equity Method Investment, Profit Sharing Percentage			25.00%
Equity Method Investment, Summarized Financial Information, Net Income (Loss)			$ 15,181	17,022	25,599
Income (Loss) from Equity Method Investments			$ 8,136	9,433	13,232
Equity Method Investment, Ownership Percentage			50.00%
Westport Light Duty Canada Inc [Member]
Equity Method Investment, Profit Sharing Percentage		35.00%
Equity Method Investment, Summarized Financial Information, Net Income (Loss)		$ 4,316
Income (Loss) from Equity Method Investments			$ 6,027	$ 4,264	$ 2,881